CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net income (loss)	$ 247,644	$ 246,939	$ 548,963
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	400,871	413,986	351,480
Impairment and related charges	81,112	0	0
Amortization of upfront incentive consideration	67,411	55,724	43,521
Tax Receivable Agreement	(59,603)	0	0
Deferred income taxes	48,760	48,454	97,225
Stock-based compensation expense	44,689	48,524	29,971
Debt modification costs	14,758	0	0
Allowance for doubtful accounts	9,459	10,567	8,558
Amortization of debt issuance costs	5,923	9,611	6,759
Joint venture equity income	(2,580)	(2,780)	(14,842)
Loss (income) from discontinued operations	1,932	(5,549)	(314,408)
Dividends received from joint venture investments	1,088	640	28,700
Loss on extinguishment of debt	1,012	3,683	38,783
Litigation-related credits	0	(25,527)	(60,998)
Gain on remeasurement of previously-held joint venture interest	0	0	(78,082)
Other	13,284	(5,426)	3,556
Changes in operating assets and liabilities:
Accounts and other receivables	(108,596)	(12,949)	10,662
Upfront incentive consideration	(94,296)	(70,702)	(63,510)
Capitalized implementation costs	(60,766)	(83,405)	(63,382)
Prepaid expenses and other current assets	109	(11,809)	(13,255)
Other assets	(21,111)	(2,799)	(66,873)
Accounts payable and other accrued liabilities	67,034	56,787	8,721
Deferred revenue including upfront solution fees	13,861	22,663	9,390
Accrued compensation and related benefits	6,038	2,768	18,268
Cash provided by operating activities	678,033	699,400	529,207
Investing Activities
Additions to property and equipment	(316,436)	(327,647)	(286,697)
Acquisitions, net of cash acquired	0	(164,120)	(442,344)
Proceeds from sale of marketable securities	0	45,959	0
Other investing activities	(1,089)	0	0
Cash used in investing activities	(317,525)	(445,808)	(729,041)
Financing Activities
Proceeds of borrowings from lenders	1,897,625	1,055,000	1,252,000
Payments on borrowings from lenders	(1,880,506)	(999,868)	(960,807)
Cash dividends paid to common stockholders	(154,861)	(144,355)	(98,596)
Repurchase of common stock	(109,100)	(100,000)	(98,770)
Payments on Tax Receivable Agreement	(99,241)	0	0
Debt prepayment fees and issuance costs	(19,052)	(11,377)	(52,674)
Net proceeds on the settlement of equity-based awards	12,647	27,344	47,414
Other financing activities	(4,292)	(16,769)	4,577
Cash (used in) provided by financing activities	(356,780)	(190,025)	93,144
Cash Flows from Discontinued Operations
Cash (used in) provided by operating activities	(4,848)	(19,478)	236
Cash provided by investing activities	0	0	278,834
Cash (used in) provided by discontinued operations	(4,848)	(19,478)	279,070
Effect of exchange rate changes on cash and cash equivalents	(1,613)	(1,107)	(6,927)
(Decrease) increase in cash and cash equivalents	(2,733)	42,982	165,453
Cash and cash equivalents at beginning of period	364,114	321,132	155,679
Cash and cash equivalents at end of period	361,381	364,114	321,132
Cash payments for income taxes	40,211	39,032	27,816
Cash payments for interest	149,572	151,495	154,307
Capitalized interest	$ 11,142	$ 13,887	$ 11,981